COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases
Rent expense incurred relating to operating leases	$ 2,756	$ 2,818	$ 8,051	$ 8,501	$ 11,247	$ 11,633	$ 9,654
Future minimum rental payments
2014					10,946
2015	12,778		12,778		9,318
2016	12,266		12,266		8,813
2017	12,224		12,224		8,946
2018	12,915		12,915		9,633
Thereafter	23,096		23,096		19,824
Total	76,815		76,815		67,480
Unsecured revolving credit facility
Bank line of credit
Commitment amount	25,000		25,000		25,000
Fixed rate of interest (as a percent)	3.50%		3.50%		3.50%
Borrowings under the credit facility	0	0	0	0	0	0	0
Available credit under the facility	16,669		16,669		15,320
Unsecured revolving credit facility | LIBOR
Bank line of credit
Reference rate			LIBOR		LIBOR
Interest rate margin (as a percent)			1.00%		1.00%
Unsecured revolving credit facility | Prime
Bank line of credit
Reference rate			Prime		Prime
Interest rate margin (as a percent)			(1.50%)		(1.50%)
Standby letters of credit
Bank line of credit
Letters of credit outstanding	$ 8,331		$ 8,331		$ 9,680
Fee on the outstanding balances (as a percent)			1.00%		1.00%